Net interest income and average balance sheet and interest rates	12 Months Ended
Sep. 30, 2024
Net interest income and average balance sheet and interest rates
Net interest income and average balance sheet and interest rates

Note 3. Net interest income and average balance sheet and interest rates

Net interest income[1]

Accounting policy

Interest income and interest expense for all interest earning financial assets and interest bearing financial liabilities at amortised cost or FVOCI, detailed within the table below, are recognised using the effective interest method. Net income from treasury’s interest rate and liquidity management activities and the cost of the Bank levy are included in net interest income.

The effective interest method calculates the amortised cost of a financial instrument by discounting the financial instrument’s estimated future cash receipts or payments to their present value and allocates the interest income or interest expense, including any fees, costs, premiums or discounts integral to the instrument, over its expected life.

Interest income is calculated based on the gross carrying amount of financial assets in stages 1 and 2 of the Group’s ECL model and on the carrying amount net of the provision for ECL for financial assets in stage 3.

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Interest income
Calculated using the effective interest method
Cash and balances with central banks	4,123	4,277	683	3,651	3,785
Collateral paid	647	581	68	646	578
Investment securities	3,494	2,037	1,126	3,254	1,846
Loans	44,460	35,582	21,096	38,217	30,518
Other financial assets	15	38	2	13	37
Due from subsidiaries	-	-	-	2,577	2,145
Assets held for sale	-	-	6	-	-
Total interest income calculated using the effective interest method	52,739	42,515	22,981	48,358	38,909
Other
Net ineffectiveness on qualifying hedges	8	94	(77)	16	94
Trading securities and financial assets measured at FVIS	1,600	1,143	347	1,474	1,044
Due from subsidiaries	-	-	-	81	(146)
Total other	1,608	1,237	270	1,571	992
Total interest income	54,347	43,752	23,251	49,929	39,901
Interest expense
Calculated using the effective interest method
Collateral received	(317)	(327)	(64)	(302)	(319)
Deposits and other borrowings	(21,268)	(14,993)	(2,810)	(18,190)	(12,666)
Debt Issues	(6,094)	(4,667)	(2,257)	(5,422)	(4,221)
Due to subsidiaries	-	-	-	(3,324)	(2,802)
Loan capital	(1,848)	(1,448)	(1,026)	(1,773)	(1,408)
Other financial liabilities	(394)	(516)	(162)	(177)	(302)
Total interest expense calculated using the effective interest method	(29,921)	(21,951)	(6,319)	(29,188)	(21,718)
Other
Deposits and other borrowings	(2,389)	(1,925)	(399)	(2,248)	(1,789)
Trading liabilities[a]	(2,643)	(653)	1,169	(2,785)	(671)
Debt issues	(194)	(494)	(93)	(82)	(338)
Bank levy	(357)	(332)	(340)	(357)	(332)
Due to subsidiaries	-	-	-	242	131
Other interest expense	(90)	(80)	(108)	(74)	(69)
Total other	(5,673)	(3,484)	229	(5,304)	(3,068)
Total interest expense	(35,594)	(25,435)	(6,090)	(34,492)	(24,786)
Net interest income	18,753	18,317	17,161	15,437	15,115

a.	Includes net impact of Treasury balance sheet management activities.

1.

Included items relating to remediation costs recognised as a $47 million addition to net interest income (2023: $57 million reduction, 2022: $1 million addition) for the Group, and an addition of $38 million (2023: $67 million reduction) for the Parent Entity. Refer to Note 25 for further details.

Note 3. Net interest income and average balance sheet and interest rates (Continued)

Average balance sheet and interest rates

The daily average balances of Westpac’s interest earning assets and interest bearing liabilities are shown below along with their interest income or expense.

	2024			2023			2022
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	income	rate	balance	income	rate	balance	income	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Loans:[a]
Australia	633,772	37,865	6.0	607,154	30,164	5.0	582,456	17,694	3.0
New Zealand	92,222	6,155	6.7	90,130	5,028	5.6	87,236	3,203	3.7
Other overseas	6,666	440	6.6	6,548	390	6.0	6,362	199	3.1
Housing[a]
Australia	439,121	24,982	5.7	424,427	19,640	4.6	411,950	11,851	2.9
New Zealand	60,810	3,561	5.9	59,319	2,702	4.6	57,050	1,796	3.1
Other overseas	407	17	4.2	468	18	3.8	492	19	3.9
Personal
Australia	10,684	1,039	9.7	11,954	1,001	8.4	13,910	1,084	7.8
New Zealand	1,063	97	9.1	1,094	102	9.3	1,126	115	10.2
Other overseas	7	1	14.3	7	1	14.3	7	1	14.3
Business[a]
Australia	183,967	11,844	6.4	170,773	9,523	5.6	156,596	4,759	3.0
New Zealand	30,349	2,497	8.2	29,717	2,224	7.5	29,060	1,292	4.4
Other overseas	6,252	422	6.7	6,073	371	6.1	5,863	179	3.1
Trading securities and financial assets measured at FVIS:
Australia	28,605	1,223	4.3	23,486	843	3.6	16,715	235	1.4
New Zealand	4,718	251	5.3	3,959	201	5.1	3,784	76	2.0
Other overseas	3,027	126	4.2	2,641	99	3.7	2,337	36	1.5
Investment securities:
Australia	85,208	3,227	3.8	66,631	1,822	2.7	70,804	985	1.4
New Zealand	6,570	201	3.1	6,164	148	2.4	4,950	85	1.7
Other overseas	2,147	66	3.1	2,082	67	3.2	2,027	56	2.8
Other interest earning assets:[b]
Australia	79,226	3,340	4.2	96,291	3,424	3.6	82,102	366	0.4
New Zealand	8,636	465	5.4	10,496	496	4.7	9,769	153	1.6
Other overseas	19,258	988	5.1	24,867	1,070	4.3	17,238	157	0.9
Assets held for sale:
Australia	-	-	-	-	-	-	425	6	1.4
Total interest earning assets and interest income[a]	970,055	54,347	5.6	940,449	43,752	4.7	886,205	23,251	2.6
Non-interest earning assets
Derivative financial instruments	16,786			23,423			23,395
Assets held for sale	-			-			2,444
All other assets[a,c]	70,468			59,356			62,719
Total non-interest earning assets[a]	87,254			82,779			88,558
Total assets	1,057,309			1,023,228			974,763

a.

Certain portions of loans are non-interest bearing and are presented below in All other assets. The non-interest bearing portion represents the impact of mortgage offset deposits which are taken into consideration when calculating interest charged on loans. In 2024, offset loans within New Zealand were reclassified and presented within All other assets. Comparatives have been revised to align with current period presentation.

b.	Interest income includes net ineffectiveness on qualifying hedges.
c.

Includes property and equipment, intangible assets, deferred tax assets, non-interest earning loans relating to mortgage offset accounts and all other non-interest earning assets. Mortgage offset balances were $57,028 million (2023: $49,702 million, 2022: $47,328 million).

Note 3. Net interest income and average balance sheet and interest rates (Continued)

	2024			2023			2022
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	expense	rate	balance	expense	rate	balance	expense	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Liabilities
Interest bearing liabilities
Deposits and other borrowings:[a]
Australia	489,693	19,413	4.0	460,149	13,544	2.9	427,097	2,249	0.5
New Zealand	65,070	3,220	4.9	63,760	2,464	3.9	60,678	765	1.3
Other overseas	19,356	1,024	5.3	20,132	910	4.5	21,175	195	0.9
Certificates of deposit
Australia	33,598	1,509	4.5	31,822	1,128	3.5	29,839	205	0.7
New Zealand	2,424	141	5.8	2,727	136	5.0	2,956	53	1.8
Other overseas	12,867	736	5.7	13,338	657	4.9	14,513	137	0.9
Transactions[a]
Australia	122,235	4,112	3.4	129,760	3,083	2.4	131,923	629	0.5
New Zealand	8,836	404	4.6	8,647	322	3.7	8,878	77	0.9
Other overseas	823	13	1.6	868	7	0.8	842	3	0.4
Savings[a]
Australia	189,405	7,007	3.7	164,800	4,620	2.8	160,261	654	0.4
New Zealand	18,465	635	3.4	19,376	537	2.8	20,722	132	0.6
Other overseas	996	25	2.5	1,035	25	2.4	935	5	0.5
Term
Australia	144,455	6,785	4.7	133,767	4,713	3.5	105,074	761	0.7
New Zealand	35,345	2,040	5.8	33,010	1,469	4.5	28,122	503	1.8
Other overseas	4,670	250	5.4	4,891	221	4.5	4,885	50	1.0
Repurchase agreements:
Australia	22,040	692	3.1	34,511	314	0.9	35,136	109	0.3
New Zealand	4,318	234	5.4	4,922	231	4.7	2,543	39	1.5
Other overseas	193	11	5.7	219	11	5.0	100	2	2.0
Loan capital:
Australia	37,229	1,676	4.5	31,895	1,313	4.1	28,961	934	3.2
New Zealand	2,983	172	5.8	2,489	135	5.4	1,747	92	5.3
Other interest bearing liabilities:[b]
Australia	164,722	8,370	5.1	154,859	5,990	3.9	137,796	1,308	0.9
New Zealand	20,134	768	3.8	19,986	464	2.3	18,579	403	2.2
Other overseas	953	14	1.5	1,854	59	3.2	1,876	(6)	(0.3)
Total interest bearing liabilities and interest expense[a]	826,691	35,594	4.3	794,776	25,435	3.2	735,688	6,090	0.8

Non-interest bearing liabilities
Deposits and other borrowings:[a]
Australia	119,408			117,538			121,074
New Zealand	10,891			12,213			14,139
Other overseas	1,333			1,292			1,038
Derivative financial instruments	21,413			26,353			24,750
Liabilities held for sale	-			-			682
All other liabilities	6,024			(218)			7,069
Total non-interest bearing liabilities[a]	159,069			157,178			168,752
Total liabilities	985,760			951,954			904,440
Shareholders’ equity	71,493			71,229			70,268
Non-controlling interests	56			45			55
Total equity	71,549			71,274			70,323
Total liabilities and equity	1,057,309			1,023,228			974,763

a.

In 2024, certain deposit products were reclassified between Savings and Transactions to align with how they are marketed to customers. The Group has also revised the attribution of certain deposit products between interest bearing and non-interest bearing. Comparatives have been revised to align with current period presentation.

b.	Interest expense includes the net impact of Treasury balance sheet management activities and the bank levy.

Note 3. Net interest income and average balance sheet and interest rates (Continued)

Calculation of variances

Net interest income may vary from year to year due to changes in the volume of, and interest rates associated with, interest earning assets and interest bearing liabilities. The following table allocates the change in net interest income between changes in volume and interest rate for those assets and liabilities:

●	Volume changes are determined based on the movements in average asset and liability balances; and
●	Interest rate changes are determined based on the change in interest rate associated with those assets and liabilities. Variances that arise due to a combination of volume and interest rate changes are allocated to interest rate changes.

	2024			2023
Consolidated	Change due to			Change due to
$m	Volume	Rate	Total	Volume	Rate	Total
Interest earning assets
Loans:[a]
Australia	1,337	6,364	7,701	747	11,723	12,470
New Zealand	117	1,010	1,127	106	1,719	1,825
Other overseas	7	43	50	6	185	191
Housing[a]
Australia	853	4,489	5,342	492	7,297	7,789
New Zealand	65	794	859	57	849	906
Other overseas	-	(1)	(1)	1	(2)	(1)
Personal
Australia	43	(5)	38	46	(129)	(83)
New Zealand	2	(7)	(5)	4	(17)	(13)
Business
Australia	441	1,880	2,321	209	4,555	4,764
New Zealand	50	223	273	45	887	932
Other overseas	7	44	51	5	187	192
Trading securities and financial assets measured at FVIS:
Australia	185	195	380	101	507	608
New Zealand	38	12	50	4	121	125
Other overseas	15	12	27	5	58	63
Investment securities:
Australia	508	897	1,405	(65)	902	837
New Zealand	10	43	53	21	42	63
Other overseas	2	(3)	(1)	2	9	11
Other interest earning assets:
Australia	(569)	485	(84)	72	2,986	3,058
New Zealand	(88)	57	(31)	13	330	343
Other overseas	(245)	163	(82)	76	837	913
Assets held for sale:
Australia	-	-	-	(6)	-	(6)
Total change in interest income[a]	1,317	9,278	10,595	1,082	19,419	20,501

a.Comparatives have been revised to align with current period presentation.

Note 3. Net interest income and average balance sheet and interest rates (Continued)

	2024			2023
Consolidated	Change due to			Change due to
$m	Volume	Rate	Total	Volume	Rate	Total
Interest bearing liabilities
Deposits and other borrowings:[a]
Australia	922	4,947	5,869	150	11,145	11,295
New Zealand	51	705	756	40	1,659	1,699
Other overseas	(35)	149	114	(10)	725	715
Certificates of deposits
Australia	128	253	381	23	900	923
New Zealand	3	2	5	3	80	83
Other overseas	(25)	104	79	(7)	527	520
Transactions[a]
Australia	182	847	1,029	28	2,426	2,454
New Zealand	7	75	82	4	241	245
Other overseas	-	6	6	-	4	4
Savings[a]
Australia	278	2,109	2,387	60	3,906	3,966
New Zealand	11	87	98	6	399	405
Other overseas	(1)	1	-	-	20	20
Term
Australia	334	1,738	2,072	39	3,913	3,952
New Zealand	30	541	571	27	939	966
Other overseas	(9)	38	29	(3)	174	171
Repurchase agreements:
Australia	134	244	378	(17)	222	205
New Zealand	(28)	31	3	37	155	192
Other overseas	(1)	1	-	2	7	9
Loan capital:
Australia	219	144	363	84	295	379
New Zealand	27	10	37	39	4	43
Other interest bearing liabilities:
Australia	350	2,030	2,380	297	4,385	4,682
New Zealand	3	301	304	15	46	61
Other overseas	(41)	(4)	(45)	(1)	66	65
Total change in interest expense[a]	1,601	8,558	10,159	636	18,709	19,345
Change in net interest income:
Australia[a]	(164)	576	412	335	71	406
New Zealand[a]	24	75	99	13	348	361
Other overseas	(144)	69	(75)	98	291	389
Total change in net interest income[a]	(284)	720	436	446	710	1,156

a.	Comparatives have been revised to align with current period presentation.